Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Cost of sales to net realizable value	$ 11	$ 1
Inventories pledged as security for terms of financial commitment	$ 1,082